Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Premises and Equipment [Abstract]
Summary of Premises and Equipment [Table Text Block]
(In thousands)	2012	2011
Land	$2,873	$2,873
Building and improvements	14,728	14,616
Furniture and equipment	6,724	6,509
Less: accumulated depreciation	(9,426)	(8,591)
Total premises and equipment	$14,899	$15,407